Investments (Details) - Schedule of fair value of level 3 financial assets - Fair value of Level 3 financial assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Investments (Details) - Schedule of fair value of level 3 financial assets [Line Items]
Sensitivity of fair value of financial assets percentage	+/- 10		+/- 10	+/- 10
Positive impact	$ 724		$ 663	$ 701
Negative impact	$ (724)		$ (663)	$ (701)
Valuation variables	Market multiples applied to a range of financial performance measures***	[1]	Market multiples applied to a range of financial performance measures	Market multiples applied to a range of financial performance measures And market multiples applied to implied value in a recent official sale offer

[1]	As at 31 December 2022, the fair value measurement of the unquoted equity investment valued at USD 6,990 thousand (2021: USD 6,614 thousand) (2020: USD 6,314 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 7,714 thousand to USD 6,266 thousand (2021: USD 7,277 thousand to USD 5,951 thousand) (2020: USD 5,612 thousand to USD 7,015 thousand).